Income Taxes (Details) - Schedule of reconciliation of the reported income tax provision - Manscaped Holdings, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of reconciliation of the reported income tax provision [Line Items]
Tax computed at federal statutory rate	$ (65,779)	$ (11,049)
State income taxes, net of federal tax benefit	224	200
Permanent differences	(92)	41
Transaction costs	970
Change in uncertain tax positions	204
Tax rate changes	(30)	82
Share-based compensation	65,066	11,986
Other	233	(2)
Valuation allowance	1,444	304
Income tax expense	$ 2,240	$ 1,562